Definite Life Intangible Assets (Details Textual) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Definite Life Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Net	$ 233,766		$ 231,615
Amortization expense	$ 5,756	$ 6,414